Business Combinations, Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Business Combination And Goodwill And Intangible Asset Disclosure [Abstract]
Business Combinations, Goodwill and Intangible Assets

NOTE 17 – Business Combinations, Goodwill and Intangible Assets

Goodwill

The changes in the carrying amount of goodwill for the periods ended December 31, 2012, 2011, and 2010 were classified as follows:

	2012	2011	2010

Beginning of Year	$18,865	$9,835	$9,655
Acquired Goodwill	—	9,030	180
Impairment	—	—	—
End of Year	$18,865	$18,865	$9,835

Of the $18,865 carrying amount of goodwill, $17,533 is allocated to the core banking segment and $1,332 is allocated to the insurance segment for the periods ended December 31, 2012 and 2011. Of the $9,835 carrying amount of goodwill, $8,503 is allocated to the core banking segment and $1,332 is allocated to the insurance segment for the period ended December 31, 2010.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2012, the Company’s reporting units had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting units exceeded its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end:

	2012
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$4,665
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,794
Total	$12,408	$9,716

Acquired intangible assets were as follows as of year end:

	2011
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$3,346
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,459
Total	$12,408	$8,062

Amortization Expense was $1,655, $1,956, and $898, for 2012, 2011, and 2010.

Estimated amortization expense for each of the next five years is as follows:

2013	$1,284
2014	774
2015	379
2016	152
2017	52